Payments, by Government - 12 months ended Dec. 31, 2025 - USD ($) $ in Millions	Taxes	Royalties	Fees	Prod. Entitlements	Bonuses	Total Payments
ALGERIA
Total	$ 127.9			$ 315.2		$ 443.1
ALGERIA | Sonatrach [Member]
Total	127.9			315.2		443.1
ANGOLA
Total	350.1			916.6		1,266.7
ANGOLA | BNA - Banco Nacional de Angola [Member]
Total	350.1					350.1
ANGOLA | Sonangol EP [Member]
Total				916.6		916.6
ARGENTINA
Total	11.6	$ 56.0	$ 2.3			69.9
ARGENTINA | Provincia del Neuquen - Administración [Member]
Total		56.0				56.0
ARGENTINA | AFIP Administracion Federal de Ingresos [Member]
Total	11.6		2.3			13.9
AZERBAIJAN
Total	2.2					2.2
AZERBAIJAN | Kemneren i Stavanger [Member]
Total	0.2					0.2
AZERBAIJAN | Azerbaijan Main Tax Office [Member]
Total	2.0					2.0
BRAZIL
Total	47.5	155.9	48.5		$ 5.7	257.6
BRAZIL | Ministerio da Fazenda - Royalties [Member]
Total		155.9	0.8			156.7
BRAZIL | Ministerio da Fazenda - PE [Member]
Total			46.7			46.7
BRAZIL | Ministerio da Fazenda - IR [Member]
Total	45.2					45.2
BRAZIL | Ministerio da Fazenda - Secretaria [Member]
Total	2.2					2.2
BRAZIL | Agência Nacional de Petróleo, Gás Natural e Biocombustíveis [Member]
Total			1.0		$ 5.7	6.8
CANADA
Total	(0.4)	87.8	78.2			165.5
CANADA | Government of Newfoundland and Labrador [Member]
Total		11.0				11.0
CANADA | Canada Development investment Corp. [Member]
Total		1.4				1.4
CANADA | Canada-Newfoundland and Labrador Offshore Petr. Board [Member]
Total			77.8			77.8
CANADA | Receiver General Of Canada [Member]
Total	(0.4)	75.3	0.3			75.2
IRAN, ISLAMIC REPUBLIC OF
Total	0.1					0.1
IRAN, ISLAMIC REPUBLIC OF | Skatteetaten [Member]
Total	0.1					0.1
LIBYA
Total	103.6			98.7		202.3
LIBYA | Tax Department Libya [Member]
Total	103.6			$ 98.7		202.3
NETHERLANDS
Total	13.4					13.4
NETHERLANDS | Belastingdienst [Member]
Total	13.4					13.4
NIGERIA
Total	65.4					65.4
NIGERIA | Skatteetaten [Member]
Total	65.4					65.4
NORWAY
Total	19,734.1	19.6	76.4			19,830.1
NORWAY | Kemneren i Stavanger [Member]
Total	1.3					1.3
NORWAY | Skatteetaten [Member]
Total	19,732.8					19,732.8
NORWAY | Oljedirektoratet [Member]
Total			76.4			76.4
NORWAY | SDØE v/Petoro AS [Member]
Total		19.6				19.6
UNITED KINGDOM
Total			2.3			2.3
UNITED KINGDOM | Oil And Gas Authority [Member]
Total			2.3			2.3
UNITED STATES
Total	46.5	229.5	5.6			281.6
UNITED STATES | State of West Virginia [Member]
Total	11.0					11.0
UNITED STATES | Pennsylvania Dept. of Revenue [Member]
Total	2.5					2.5
UNITED STATES | Internal Revenue Service [Member]
Total	31.0					31.0
UNITED STATES | Texas Comptroller of Public Accounts [Member]
Total	0.8					0.8
UNITED STATES | West Virginia State Tax Department [Member]
Total	0.2					0.2
UNITED STATES | Virginia Department of Taxation [Member]
Total	0.2					0.2
UNITED STATES | Oklahoma State Treasurer's Office [Member]
Total	0.5					0.5
UNITED STATES | California Franchise Tax Board [Member]
Total	$ 0.3					0.3
UNITED STATES | Bureau of Ocean Energy Management [Member]
Total			3.0			3.0
UNITED STATES | Office of Natural Resources Revenue [Member]
Total		$ 229.5	$ 2.6			$ 232.1